Other Accrued Expenses and Current Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 24, 2014	Dec. 25, 2013
Payables and Accruals [Abstract]
Schedule of Other Accrued Expenses and Current Liabilities

Other accrued expenses and current liabilities consist of the following, in thousands.

	September 24, 2014	December 25, 2013
Accrued sales and property taxes	$4,178	$3,190
TRA payable	4,170	—
Other	5,463	4,635
Total other accrued expenses and current liabilities	$13,811	$7,825

Other accrued expenses and current liabilities consist of the following (in thousands):

	December 25, 2013	December 26, 2012
Accrued sales and property taxes	$3,190	$3,010
Other	4,635	4,230
Total other accrued expenses and current liabilities	$7,825	$7,240